INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - Customer relationships [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,342	$ 1,342
Accumulated amortization	(163)	(28)
Amortized cost	$ 1,179	$ 1,314